United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas July 19, 2010
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      240      200 SH       Sole                      200
3M Company                     COM              88579y101     1287    16294 SH       Sole                    16294
AT&T Inc.                      COM              00206r102      349    14413 SH       Sole                    14413
Abbott Labs                    COM              002824100     1144    24450 SH       Sole                    24450
American Express Co            COM              025816109     1284    32350 SH       Sole                    32350
Amgen Inc                      COM              031162100      950    18065 SH       Sole                    18065
Anadarko Pete Corp             COM              032511107      202     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100      916     3642 SH       Sole                     3642
Baker Hughes Inc               COM              057224107     1006    24207 SH       Sole                    24207
Bristol Myers Squibb           COM              110122108      272    10925 SH       Sole                    10925
CSX Corp                       COM              126408103      299     6030 SH       Sole                     6030
CVS/Caremark Corp              COM              126650100     1019    34766 SH       Sole                    34766
Cisco Systems Inc              COM              17275r102     1658    77791 SH       Sole                    77791
Citigroup Inc.                 COM              172967101      196    52149 SH       Sole                    52149
Coca Cola Co                   COM              191216100      744    14850 SH       Sole                    14850
Corning Inc                    COM              219350105     1465    90741 SH       Sole                    90741
EMC Corp.                      COM              268648102     1611    88018 SH       Sole                    88018
Emerson Elec Co                COM              291011104     1040    23805 SH       Sole                    23805
Expeditors Intl Wash           COM              302130109     1328    38475 SH       Sole                    38475
Exxon Mobil Corp               COM              302290101     2266    39707 SH       Sole                    39707
Fluor Corp                     COM              343412102      929    21850 SH       Sole                    21850
General Electric Co.           COM              369604103     1290    89452 SH       Sole                    89452
International Business Machine COM              459200101     2615    21175 SH       Sole                    21175
L3 Communications              COM              502424104     1065    15035 SH       Sole                    15035
Lowes Cos Inc                  COM              548661107     1198    58674 SH       Sole                    58674
Medtronic Inc                  COM              585055106      943    26000 SH       Sole                    26000
Microsoft Corp                 COM              594918104     1239    53847 SH       Sole                    53847
Monsanto Co                    COM              61166w101      781    16892 SH       Sole                    16892
Oracle Corp                    COM              68389X105     1483    69094 SH       Sole                    69094
Pepsico Inc                    COM              713448108     1221    20033 SH       Sole                    20033
Pfizer Inc                     COM              717081103      712    49959 SH       Sole                    49959
Pitney Bowes Inc               COM              724479100      366    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1094    19765 SH       Sole                    19765
Scotts Companies               COM              810186106     1436    32325 SH       Sole                    32325
Southwestern Energy            COM              845467109     1174    30380 SH       Sole                    30380
Stryker Corp                   COM              863667101     1074    21450 SH       Sole                    21450
Tellabs Inc                    COM              879664100      129    20250 SH       Sole                    20250
Transocean Sedco Forex         COM              8817h1009      624    13458 SH       Sole                    13458
United Parcel Service          COM              911312106      923    16225 SH       Sole                    16225
United Technologies            COM              913017109     2111    32524 SH       Sole                    32524
Visa Inc.                      COM              92826c839     1237    17480 SH       Sole                    17480
Wal Mart Stores Inc            COM              931142103     3117    64847 SH       Sole                    64847
Wal-Mart de Mexico Non-Par Ord COM              p98180105       34    15032 SH       Sole                    15032
Windstream Corp                COM              9738w1041      166    15714 SH       Sole                    15714
Zimmer Holdings, Inc.          COM              98956p102     1071    19810 SH       Sole                    19810
Vanguard Emerging Mkts         IDX              922042858     2644    69595 SH       Sole                    69595
iShares Russell 2000 Growth In IDX              464287648      784    11775 SH       Sole                    11775
iShares Russell 2000 Index Fun IDX              464287655      612    10010 SH       Sole                    10010
iShares Russell Midcap         IDX              464287499      396     4925 SH       Sole                     4925
iShares S & P 500              IDX              464287200      423     4090 SH       Sole                     4090
iShares S&P 500 Growth         IDX              464287309      950    17950 SH       Sole                    17950
ishares Russell 1000 Growth In IDX              464287614     4547    99210 SH       Sole                    99210
ishares Russell Mid Cap Growth IDX              464287481     1085    24835 SH       Sole                    24835
ishares S&P 1500               IDX              464287150      246     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $58,996

List of Other Included Managers:
No.		13F File Number		Name